Accounts And Revenues Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Accounts And Revenues Receivable
Accounts And Revenues Receivable

4.             Accounts and Revenues Receivable

Accounts and revenues receivable at June 30, 2011 and December 31, 2010 were $31.9 million and $44.1 million, respectively, all of which were due from companies in the oil and gas industry. Of the revenues receivable, $28.2 million was due from six companies and $19.7 million was due from five companies at June 30, 2011 and December 31, 2010, respectively.

Since all of RAAM Global's accounts receivable from purchasers and joint interest owners at June 30, 2011 and December 31, 2010 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company's overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions. Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of June 30, 2011 and December 31, 2010. Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

4.             Accounts and Revenues Receivable

Accounts and revenues receivable at December 31, 2010 and 2009 were $44.1 million and $31.0 million, respectively, all of which were due from companies in the oil and gas industry.  Of the revenues receivable, $19.7 million was due from five companies and $25.7 million was due from five companies at December 31, 2010 and December 31, 2009, respectively.  In addition, the Company had accrued insurance claims receivable of $6.1 million at December 31, 2009 related to Hurricane Ike for business interruption coverage, re-drilling of a well and costs to repair previously capitalized oil and gas properties.  All insurance receivables recorded at December 31, 2009 were collected during 2010.

Since all of RAAM Global's accounts receivable from purchasers and joint interest owners at December 31, 2010 and December 31, 2009 resulted from sales of crude oil, condensate, natural gas and/or joint interest billings to third-party companies in the oil and gas industry, this concentration of customers and joint interest owners may impact the Company's overall credit risk, either positively or negatively, in that these entities may be similarly affected by changes in economic or other conditions.  Management believes that allowances for doubtful accounts were adequate to absorb estimated losses as of December 31, 2010 and December 31, 2009.  Management obtains letters of credit from its major purchasers and continually evaluates the creditworthiness of its partners.

The Company sold natural gas and oil production representing 10% or more of its natural gas and oil revenues for the years ended December 31, 2010, 2009 and 2008 to the following customers as listed below.  In the exploration, development, and production business, production is normally sold to relatively few customers.  However, based on the current demand for natural gas and oil, management believes that the loss of any major customers would not have a material adverse effect on operations.  The Company believes that it could replace any one of the major customers if necessary without a major disruption in sales.

	2010	2009	2008
Company A	45%	45%	39%
Company B	20%	29%	23%
Company C	9%	12%	25%
Company D	12%	9%	11%